Post-retirement benefits - Summary of total expense recognised in the income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Current employer service cost for defined benefit plans	$ (155)	$ (158)	$ (184)
Past service income	4		144
Curtailment gains	1	5	13
Settlement gains	1		11
Net interest on net defined benefit liability	(79)	(90)	(113)
Non-investment expenses paid from the plans	(17)	(22)	(21)
Total defined benefit expense	(245)	(265)	(150)
Current employer service cost for defined contribution and industry-wide plans	(255)	(257)	(289)
Total expense recognised in the income statement	(500)	$ (522)	$ (439)
Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Current employer service cost for defined benefit plans	(146)
Past service income	1
Curtailment gains	1
Settlement gains	1
Net interest on net defined benefit liability	(45)
Non-investment expenses paid from the plans	(17)
Total defined benefit expense	(205)
Current employer service cost for defined contribution and industry-wide plans	(253)
Total expense recognised in the income statement	(458)
Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Current employer service cost for defined benefit plans	(9)
Past service income	3
Net interest on net defined benefit liability	(34)
Total defined benefit expense	(40)
Current employer service cost for defined contribution and industry-wide plans	(2)
Total expense recognised in the income statement	$ (42)